Inventories - Schedule of Inventories of Finished Properties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [line items]
Finished properties	S/ 86,190	S/ 76,027
El Rancho [member]
Disclosure of inventories [line items]
Finished properties	2,347	19,314
Los Parques de San Martin de Porres [Member]
Disclosure of inventories [line items]
Finished properties	903	4,029
Los Parques del Callao [member]
Disclosure of inventories [line items]
Finished properties	10,914	389
Rivera Navarrete [member]
Disclosure of inventories [line items]
Finished properties	131	4,053
Los Parques de Carabayllo [Member]
Disclosure of inventories [line items]
Finished properties	168	942
Los Parques de Comas [member]
Disclosure of inventories [line items]
Finished properties	37,605	18,785
Los Parques de Villa El Salvador II [member]
Disclosure of inventories [line items]
Finished properties	117	4,277
Klimt [member]
Disclosure of inventories [line items]
Finished properties	5,978	5,911
Huancayo [member]
Disclosure of inventories [line items]
Finished properties	19,672	15,546
Others [member]
Disclosure of inventories [line items]
Finished properties	S/ 3,900	S/ 2,781